Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
24. Other Current Liabilities
Accrued charges	$ 141	$ 147
Accrued interest on long-term debt	71	77
Pension and post-retirement liabilities (note 19)	23	22
Sales and other taxes payable	6	13
Income taxes payable	1	1
Other	98	73
Other current liabilities, Total	$ 340	$ 333